Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$3.1	$2.5
Lapse of statute of limitation	—	(0.6)	(2.5)

Unrecognized tax benefits at end of the year	$3.1	$2.5	—

Current and Deferred Portion of Income Tax

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax (expenses) benefits	$(334,277)	$(2,178,034)	$1,359,513
Deferred income tax (expenses) benefits	1,873,217	(932,962)	(3,182,139)

	$1,538,940	$(3,110,996)	(1,822,626)

Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(3)%	(2)%	(1)%
Effect of tax preference granted to PRC subsidiaries	(3)%	(1)%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	4%	(3)%
Change in valuation allowance	(4)%	25%	(47)%
Effect of change in tax rate on deferred tax assets/liabilities	4%	(7)%	—
Prior year provision to return adjustment	(1)%	—	—
Recognition of the unrecognized tax benefit	—	(9)%	15%

Effective tax rate	19%	35%	(11)%

Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Allowance and reserves	$2,829,016	$2,272,249
Accrued expenses	1,162,885	980,821
Revenue recognition difference	792,960	664,005
Advertising expenses	341,742	1,583,422
Yiyang Yukang long-term assets reduction	6,229	1,478
Net operating losses	1,769,401	5,839,789

	$6,902,233	$11,341,764
Less: valuation allowance	(3,423,584)	(10,984,254)

	$3,478,649	$357,510

Deferred tax liabilities:
Unrealized gains on trading securities	$(12,854)	$(76,119)
Fair value step up of retained investment in Shanghai Yimeng	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

Deferred tax assets were analyzed as:
Current	$3,478,649	$357,510

Deferred tax liabilities were analyzed as:
Current	$(12,854)	$(76,119)
Non-current	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)